UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS LifeCompass Income Fund

	Principal Amount ($)	Value ($)

Government & Agency Obligations 95.0%
US Treasury Obligations
US Treasury Bills:
1.95% *, 2/14/2008	2,445,000	2,443,334
2.651% *, 2/14/2008	2,366,000	2,363,735
2.973% *, 2/14/2008	1,520,000	1,518,368
3.03% *, 4/17/2008 (a)	817,000	813,792
US Treasury STRIPS:
2.003% **, 5/15/2008	880,000	874,944
2.091% **, 5/15/2009	880,000	856,731
2.161% **, 11/15/2009	879,000	845,858
2.202% **, 11/15/2011	878,000	808,102
2.221% **, 11/15/2008	880,000	864,806

2.26% **, 5/15/2010				879,000	834,929
2.29% **, 11/15/2010				878,000	823,978
2.29% **, 5/15/2011				878,000	814,651
2.51% **, 5/15/2012				878,000	788,921
2.83% **, 11/15/2012				878,000	767,448
2.99% **, 5/15/2013				878,000	750,455
3.07% **, 11/15/2013				878,000	736,035
3.28% **, 5/15/2014				878,000	715,545
3.38% **, 11/15/2014				878,000	699,314
3.55% **, 5/15/2015				879,000	680,140
3.68% **, 11/15/2015				879,000	661,665
3.76% **, 5/15/2016				878,000	644,760
3.82% **, 11/15/2016				878,000	629,595
3.92% **, 5/15/2017				877,000	611,494
3.96% **, 11/15/2017				4,390,000	2,990,606

Total Government & Agency Obligations (Cost $24,238,542)					24,539,206
				Shares	Value ($)

Cash Equivalents 3.5%
Cash Management QP Trust, 4.52% (b) (Cost $902,363)				902,363	902,363
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $25,140,905)				98.5	25,441,569
Other Assets and Liabilities, Net				1.5	395,689

Net Assets				100.0	25,837,258
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.
*				Annualized yield at time of purchase; not a coupon rate.
**				Bond equivalent yield to maturity; not a coupon rate.
(a)				At January 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
STRIPS: Separate Trading of Registered Interest and Principal Securities.
As of January 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

E-Mini MSCI EAFE Index	3/19/2008	14	1,517,516	1,440,600	(76,916)
Russell E-Mini 2000 Index	3/20/2008	7	518,338	500,500	(17,838)
S&P MidCap 400 E-Mini Index	3/20/2008	8	669,200	645,120	(24,080)
S&P Mini 500 Index	3/20/2008	69	4,978,777	4,759,620	(219,157)
Total unrealized depreciation					(337,991)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass Income Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass Income Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008